RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES	12 Months Ended
Dec. 31, 2022
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES

25.     RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES

					Foreign	Other		Change in
	December 31,	Financing	Operating	Acquisitions/	exchange	comprehensive	Change	retained	Other	December 31,
	2021	cash flows	cash flows	Disposals	movement	income	in fair value	earnings	changes[1]	2022

Notes (Note 23)	191,996	6,941	—	—	(2,768)	—	—	—	(240)	195,929
Bank and other loans (Note 23)	270,143	15,840	—	1,970	(82)	—	—	—	2,340	290,211
Lease obligation (Note 24)	154,509	(16,443)	(13,040)	252	(335)	—	—	—	18,559	143,502
Dividends payable (Note 32)	68	(40,959)	—	220	—	—	—	57,015	247	16,591
Liability under put option agreement	—	—	—	2,577	—	—	204	—	—	2,781
Неdge asset (net)	(3,290)	—	—	—	3,805	—	—	—	(515)	—

Total liabilities arising from financial activities	613,426	(34,621)	(13,040)	5,019	620	—	204	57,015	20,391	649,014
1)	Including accrual of liabilities related to repurchase of common stock, additions under lease agreements, dividends related to non-controlling interest, depreciation of debt issuance cost, modification gain and other changes.

					Foreign	Other		Change in
	December 31,	Financing	Operating	Acquisitions/	exchange	comprehensive	Change	retained	Other	December 31,
	2020	cash flows	cash flows	Disposals	movement	income	in fair value	earnings	changes[1]	2021

Notes (Note 23)	208,155	(16,504)	—	—	187	—	—	—	158	191,996
Bank and other loans (Note 23)	221,113	48,718	—	1,735	—	(10)	—	—	(1,413)	270,143
Lease obligation (Note 24)	150,814	(16,515)	(11,548)	146	45	72	—	—	31,495	154,509
Payables related to repurchase of common stock (Note 32)	—	(21,483)	—	—	—	—	—	—	21,483	—
Dividends payable (Note 32)	109	(61,955)	—	—	—	—	—	61,967	(53)	68
Payables related to transactions under common control	—	(3,474)	—	—	—	—	—	—	3,474	—
Liability under put option agreement	62	—	—	—	—	—	(62)	—	—	—
Hedge asset (net)	(3,591)	—	—	—	(125)	—	—	—	426	(3,290)

Total liabilities arising from financial activities	576,662	(71,213)	(11,548)	1,881	107	62	(62)	61,967	55,570	613,426
1)	Including accrual of liabilities related to repurchase of common stock, additions under lease agreements, dividends related to non-controlling interest, depreciation of debt issuance cost, modification gain and other changes.